Inventories	12 Months Ended
Sep. 30, 2024
Disclosure Of Inventories [Abstract]
Inventories
11.
INVENTORIES

	September 30, 2024	September 30, 2023
Raw materials	61,693	69,580
Work in progress	49,398	23,102
Finished goods	513,716	502,410
Inventories	624,807	595,092

During the years ended September 30, 2024, 2023, and 2022, inventories of €452.9 million, €328.0 million and €299.7 million, respectively, were recognized as an expense and included in cost of sales.

Write-downs of inventories amounted to €15.6 million and €11.4 million during the year ended September 30, 2024 and September 30, 2022, respectively. There were no write-downs of inventories during the year ended September 30, 2023.